FAIR VALUE- Roll forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
FAIR VALUE
Balance at the beginning	$ 151,263	$ 106,675
Purchases	11,897	61,688
Disposal		(7,206)
Changes in fair value	$ (3,410)	$ 1,368
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net Income (Loss) Attributable to Noncontrolling Interest	Net Income (Loss) Attributable to Noncontrolling Interest
Impairment loss	$ (8,692)	$ (10,011)
Foreign exchange difference	(659)	(1,251)
Balance at the end	$ 150,399	$ 151,263